SUBSEQUENT EVENTS (Details) - Interest on equity - Common shares R$ / shares in Units, R$ in Thousands	Feb. 12, 2021 BRL (R$) R$ / shares
SUBSEQUENT EVENTS
Gross interest on equity | R$	R$ 150,000
Gross interest on equity, per share | R$ / shares	R$ 0.08889560681
Net interest on equity | R$	R$ 127,500
Net interest on equity, per share | R$ / shares	R$ 0.07556126546